Receivables and Prepaid Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Schedule of receivables [Table Text Block]
	June 30	June 30	December 31
	2022	2021	2021
	USD thousands	USD thousands	USD thousands

Institutions	320	548	301
Prepaid expenses	854	605	743
Other	1,063	21	1,738
	2,237	1,174	2,782

	December 31	December 31
	2021	2020
	USD thousands	USD thousands

Institutions	301	102
Prepaid expenses	743	20
Other	1,738	9

	2,782	131